Fair Value Disclosures - Fair Value Measurements, Recurring and Nonrecurring (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	$ 19,718		$ 29,523
Financial derivatives, Liabilities	65,864		90,371
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value	755,633		1,165,889
Trading securities	0		0
Marketable Securities	755,633		1,165,889
Derivative Asset	0		0
Assets at fair value	755,633		1,165,889
Financial derivatives, Liabilities	1		12
Liabilities at fair value	1		12
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value	1,662,024		1,269,334
Trading securities	0		0
Marketable Securities	1,662,024		1,269,334
Derivative Asset	19,718		31,173
Assets at fair value	1,681,742		1,300,507
Financial derivatives, Liabilities	75,472		149,979
Liabilities at fair value	75,472		149,979
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value	65,490		63,159
Trading securities	928		1,247
Marketable Securities	66,418		64,406
Derivative Asset	0		0
Assets at fair value	6,770,031		6,421,447
Financial derivatives, Liabilities	235		691
Liabilities at fair value	235		691
Fair Value, Measurements, Recurring [Member] | Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value	2,483,147		2,498,382
Trading securities	928		1,247
Marketable Securities	2,484,075		2,499,629
Derivative Asset	19,718		31,173
Assets at fair value	9,207,406		8,887,843
Financial derivatives, Liabilities	75,708		150,682
Liabilities at fair value	75,708		150,682
Fair Value, Measurements, Nonrecurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	0		0
Fair Value, Measurements, Nonrecurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	0		0
Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	6,238		666,988
Fair Value, Measurements, Nonrecurring [Member] | Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	6,238		666,988
Farmer Mac Guaranteed Securities AgVantage [Member] | Farmer Mac Guarantee [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value	0		0
Farmer Mac Guaranteed Securities AgVantage [Member] | Farmer Mac Guarantee [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value	0		0
Farmer Mac Guaranteed Securities AgVantage [Member] | Farmer Mac Guarantee [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value	5,070,366		4,739,577
Farmer Mac Guaranteed Securities AgVantage [Member] | Farmer Mac Guarantee [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value	5,070,366		4,739,577
Farmer Mac Guaranteed Securities [Member] | Farmer Mac Guarantee [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value	0		0
Farmer Mac Guaranteed Securities [Member] | Farmer Mac Guarantee [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value	0		0
Farmer Mac Guaranteed Securities [Member] | Farmer Mac Guarantee [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value	5,091,600		4,766,258
Farmer Mac Guaranteed Securities [Member] | Farmer Mac Guarantee [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value	5,091,600		4,766,258
USDA Guarantees - Farmer Mac Guaranteed Securities [Member] | Farmer Mac Guarantee [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value	0		0
USDA Guarantees - Farmer Mac Guaranteed Securities [Member] | Farmer Mac Guarantee [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value	0		0
USDA Guarantees - Farmer Mac Guaranteed Securities [Member] | Farmer Mac Guarantee [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value	21,234		26,681
USDA Guarantees - Farmer Mac Guaranteed Securities [Member] | Farmer Mac Guarantee [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value	21,234		26,681
Financing Loans [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value			0
Financing Loans [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value			0
Financing Loans [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value			657,154
Financing Loans [Member] | Fair Value, Measurements, Nonrecurring [Member] | Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value			657,154
loans held for investment [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	0		0
loans held for investment [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	0		0
loans held for investment [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	4,420		8,130
loans held for investment [Member] | Fair Value, Measurements, Nonrecurring [Member] | Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	4,420		8,130
REO [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	0		0
REO [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	0		0
REO [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	1,818		1,704
REO [Member] | Fair Value, Measurements, Nonrecurring [Member] | Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	1,818		1,704
USDA Securities [Member] | USDA Guarantee [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value	0		0
Trading securities	0		0
Marketable Securities	0		0
USDA Securities [Member] | USDA Guarantee [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value	0		0
Trading securities	0		0
Marketable Securities	0		0
USDA Securities [Member] | USDA Guarantee [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value	1,553,669		1,486,595
Trading securities	58,344		104,188
Marketable Securities	1,612,013		1,590,783
USDA Securities [Member] | USDA Guarantee [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value	1,553,669		1,486,595
Trading securities	58,344		104,188
Marketable Securities	1,612,013		1,590,783
Floating Interest Rate [Member] | Auction-rate certificates backed by Government guaranteed student loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value	65,285		63,159
Floating Interest Rate [Member] | Auction-rate certificates backed by Government guaranteed student loans [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value	0		0
Floating Interest Rate [Member] | Auction-rate certificates backed by Government guaranteed student loans [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value	0		0
Floating Interest Rate [Member] | Auction-rate certificates backed by Government guaranteed student loans [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value	65,285		63,159
Floating Interest Rate [Member] | Auction-rate certificates backed by Government guaranteed student loans [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value	65,285		63,159
Floating Interest Rate [Member] | Asset-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value	166,104		151,044
Trading securities	928		1,247
Floating Interest Rate [Member] | Asset-backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value	0		0
Floating Interest Rate [Member] | Asset-backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value	166,104		151,044
Floating Interest Rate [Member] | Asset-backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value	0		0
Floating Interest Rate [Member] | Asset-backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value	166,104		151,044
Floating Interest Rate [Member] | Asset-backed Securities [Member] | Trading Account Assets [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	0		0
Floating Interest Rate [Member] | Asset-backed Securities [Member] | Trading Account Assets [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	0		0
Floating Interest Rate [Member] | Asset-backed Securities [Member] | Trading Account Assets [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	928		1,247
Floating Interest Rate [Member] | Asset-backed Securities [Member] | Trading Account Assets [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	928		1,247
Floating Interest Rate [Member] | Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value	109,769		76,763
Floating Interest Rate [Member] | Corporate Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value	0		0
Floating Interest Rate [Member] | Corporate Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value	109,769		76,763
Floating Interest Rate [Member] | Corporate Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value	0		0
Floating Interest Rate [Member] | Corporate Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value	109,769		76,763
Floating Interest Rate [Member] | Collateralized Mortgage Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value	621,269		712,859
Floating Interest Rate [Member] | Collateralized Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value	0		0
Floating Interest Rate [Member] | Collateralized Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value	621,064		712,859
Floating Interest Rate [Member] | Collateralized Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value	205		0
Floating Interest Rate [Member] | Collateralized Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value	621,269		712,859
Floating Interest Rate [Member] | Subordinated Debt [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value	63,385		57,431
Floating Interest Rate [Member] | Subordinated Debt [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value	0		0
Floating Interest Rate [Member] | Subordinated Debt [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value	63,385		57,431
Floating Interest Rate [Member] | Subordinated Debt [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value	0		0
Floating Interest Rate [Member] | Subordinated Debt [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value	63,385		57,431
Floating Interest Rate [Member] | Senior Agency Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value			50,055
Floating Interest Rate [Member] | Senior Agency Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value			0
Floating Interest Rate [Member] | Senior Agency Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value			50,055
Floating Interest Rate [Member] | Senior Agency Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value			0
Floating Interest Rate [Member] | Senior Agency Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value			50,055
Fixed Interest Rate [Member] | Asset-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value			6,501
Fixed Interest Rate [Member] | Asset-backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value			0
Fixed Interest Rate [Member] | Asset-backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value			6,501
Fixed Interest Rate [Member] | Asset-backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value			0
Fixed Interest Rate [Member] | Asset-backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value			6,501
Fixed Interest Rate [Member] | Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value	55,141		52,416
Fixed Interest Rate [Member] | Corporate Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value	0		0
Fixed Interest Rate [Member] | Corporate Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value	55,141		52,416
Fixed Interest Rate [Member] | Corporate Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value	0		0
Fixed Interest Rate [Member] | Corporate Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value	55,141		52,416
Fixed Interest Rate [Member] | Collateralized Mortgage Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value	8,657	[1]	2,065
Fixed Interest Rate [Member] | Collateralized Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value	0		0
Fixed Interest Rate [Member] | Collateralized Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value	8,657		2,065
Fixed Interest Rate [Member] | Collateralized Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value	0		0
Fixed Interest Rate [Member] | Collateralized Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value	8,657		2,065
Fixed Interest Rate [Member] | Preferred Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value	83,161		87,086
Fixed Interest Rate [Member] | Preferred Stock [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value	0		0
Fixed Interest Rate [Member] | Preferred Stock [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value	83,161		87,086
Fixed Interest Rate [Member] | Preferred Stock [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value	0		0
Fixed Interest Rate [Member] | Preferred Stock [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value	83,161		87,086
Fixed Interest Rate [Member] | Taxable Municipal Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value	30,681
Fixed Interest Rate [Member] | Taxable Municipal Bonds [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value	0
Fixed Interest Rate [Member] | Taxable Municipal Bonds [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value	30,681
Fixed Interest Rate [Member] | Taxable Municipal Bonds [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value	0
Fixed Interest Rate [Member] | Taxable Municipal Bonds [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value	30,681
Fixed Interest Rate [Member] | Senior Agency Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value	524,062		73,114
Fixed Interest Rate [Member] | Senior Agency Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value	0		0
Fixed Interest Rate [Member] | Senior Agency Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value	524,062		73,114
Fixed Interest Rate [Member] | Senior Agency Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value	0		0
Fixed Interest Rate [Member] | Senior Agency Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value	524,062		73,114
Fixed Interest Rate [Member] | US Treasury Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value	755,633		1,165,889
Fixed Interest Rate [Member] | US Treasury Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value	755,633		1,165,889
Fixed Interest Rate [Member] | US Treasury Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value	0		0
Fixed Interest Rate [Member] | US Treasury Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value	0		0
Fixed Interest Rate [Member] | US Treasury Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale, at fair value	$ 755,633		$ 1,165,889

[1]	(1)Fair value includes $7.4 million of an interest-only security with a notional amount of $152.4 million.